Loans and financing and Obligations to FIDC quota holders (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Schedule of Loans and Financing
17.1.    Composition of loans and financing and obligations to FIDC quota holders

	Average annual interest rate %	Maturity	Current portion	Non-current portion	Balance at 12/31/2021

Obligations to FIDC AR quota holders (17.3.1)	CDI Rate* + 1.50%	Aug/23	1,273,675	932,368	2,206,043
Obligations to FIDC TAPSO quota holders (17.3.2)	CDI Rate* + 1.50%	Mar/22	21,131	—	21,131
Obligations to FIDC quota holders			1,294,806	932,368	2,227,174

Leases (Note 17.3.4)	105.70% to 151.80% of CDI Rate*	Jan/22 to Jun/29	66,531	206,924	273,455
Bonds (Note 17.3.5)	CDI Rate* +3.15%	Jun/28	4,592	2,760,018	2,764,610
Bank borrowings (Note 17.3.6)	CDI +0.75% a.a. to CDI + 1.50% a.a.	Three to eighteen months	2,108,123	589,518	2,697,641
Debentures (Note 17.3.8)	109.00% of CDI Rate*	Jul/22	399,509	—	399,509
Loans and financing			2,578,755	3,556,460	6,135,215

	Average annual interest rate %	Maturity	Current portion	Non-current portion	Balance at 12/31/2020

Obligations to FIDC AR quota holders (Note 17.3.1)	106.00% of CDI Rate* / CDI Rate* +1.50%	Jun/21, Aug/23	1,939,645	2,174,670	4,114,315
Obligations to FIDC TAPSO quota holders (Note 17.3.2)	CDI Rate* +1.15%	Mar/21	20,476	—	20,476
Obligations to FIDC SOMA quota holders (Note 17.3.3)	CDI Rate* +4.0% to7.0%	Dec/23	—	239,759	239,759
Obligations to FIDC quota holders			1,960,121	2,414,429	4,374,550

Leases (Note 17.3.4)	105.7% -151.8% of CDI Rate*	Jan/21 to Jun/29	48,856	126,005	174,861
Bank borrowings (Note 17.3.6)	CDI Rate* + 0.68% to 1.20%	Jan/21 to Mar/21	390,830	—	390,830
Loans with private entities (Note 17.3.7)	109.8% of CDI Rate*	Sep/21	745,051	—	745,051
Debentures (Note 17.3.8)	109.0% of CDI Rate*	Jul/22	—	398,358	398,358
Loans and financing			1,184,737	524,363	1,709,100

*
“CDI Rate” means the Brazilian interbank deposit (Certificado de Depósito Interbancário) rate, which is an average of interbank overnight rates in Brazil, the average rate of 2021 was 4.42% (2020 – 2.76%).

Summary of Changes in Loans and Financing
17.2.    Changes in loans and financing and obligations to FIDC quota holders

	Balance at 12/31/2020	Additions	Disposals	Payment	Business Combination	Changes in Exchange Rates	Interest	Balance at 12/31/2021

Obligations to FIDC AR quota holders (Note 17.3.1)	4,114,315	—	—	(2,064,720)	—	—	156,448	2,206,043
Obligations to FIDC TAPSO quota holders (Note 17.3.2)	20,476	—	—	(708)	—	—	1,363	21,131
Obligations to FIDC SOMA quota holders (Note 17.3.3)	239,759	584,191	—	(864,747)	—	—	40,797	—
Leases (Note 17.3.4)	174,861	92,802	(14,474)	(83,610)	88,879	62	14,935	273,455
Bonds (Note 17.3.5)	—	2,477,408	—	(55,497)	—	282,580	60,119	2,764,610
Bank borrowings (Note 17.3.6)	390,830	9,222,889	—	(7,294,101)	258,797	—	119,226	2,697,641
Loans with private entities (Note 17.3.7)	745,051	—	—	(770,372)	—	—	25,321	—
Debentures (Note 17.3.8)	398,358	—	—	(17,596)	—	—	18,747	399,509
	6,083,650	12,377,290	(14,474)	(11,151,351)	347,676	282,642	436,956	8,362,389

	Balance at 12/31/2019	Additions	Disposals	Payment	Business Combination	Interest	Balance at 12/31/2020

Obligations to FIDC AR quota holders (Note 17.3.1)	3,690,542	2,476,906	—	(2,169,073)	—	115,940	4,114,315
Obligations to FIDC TAPSO quota holders (Note 17.3.2)	20,352	—	—	(514)	—	638	20,476
Obligations to FIDC SOMA III quota holders (Note 17.3.3)	—	239,232	—	—	—	527	239,759
Leases (Note 17.3.4)	124,758	118,977	(36,919)	(41,373)	1,592	7,826	174,861
Bank borrowings (Note 17.3.6)	1,777,083	3,996,820	—	(5,422,211)	—	39,138	390,830
Loans with private entities (Note 17.3.7)	738,456	—	—	(17,652)	—	24,247	745,051
Debentures (Note 17.3.8)	394,997	—	—	(8,769)	—	12,130	398,358
	6,746,188	6,831,935	(36,919)	(7,659,592)	1,592	200,446	6,083,650